INCOME TAXES - Schedule of Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 47	$ 12
Additions	245	35
Balance at end of period	$ 292	$ 47